Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following table provides information regarding our intangible assets, net for the periods presented (dollars in thousands):

	As of September 30, 2014			As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$13,288	$(13,277)	$11	$14,228	$(14,054)	$174
Technology	8,414	(6,203)	2,211	8,693	(5,902)	2,791
Total	21,702	(19,480)	2,222	22,921	(19,956)	2,965
Less: Held for Sale	—	—	—	1,220	(1,021)	199

Total intangible assets, net	$21,702	$(19,480)	$2,222	$21,701	$(18,935)	$2,766

The following tables provide information regarding our intangible assets, net for the periods presented (dollars in thousands):

	As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Amortization Period (in years)
Customer relationships	$14,228	$(14,054)	$174	1.2
Technology	8,693	(5,902)	2,791	4.0
Total	22,921	(19,956)	2,965
Less: Held for Sale	1,220	(1,021)	199

Total intangible assets, net	$21,701	$(18,935)	$2,766

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Weighted- Average Amortization Period (in years)
Customer relationships	$15,087	$(13,733)	$(585)	$769	1.8
Technology	8,693	(1,633)	(3,617)	3,443	4.9
Trade name	120	(70)	—	50	1.3
Total	23,900	(15,436)	(4,202)	4,262
Less: Held for Sale	2,198	(880)	(677)	641

Total intangible assets, net	$21,702	$(14,556)	$(3,525)	$3,621

Schedule of Expected Amortization Expense

Estimated annual amortization expense for definite-lived intangible assets for each of the five succeeding fiscal years are as follows (in thousands):

Fiscal year ending December 31,
2014 (remainder of fiscal year)	$181
2015	750
2016	638
2017	545
2018	108

As of December 31, 2013, estimated annual amortization expenses for definite-lived intangible assets for each of the five succeeding years are as follows (in thousands):

2014	$820
2015	852
2016	641
2017	545
2018	108

Schedule of Goodwill

The changes in the carrying amount of our goodwill for the years ended December 31, 2013 and 2012 are as follows (in thousands):

Goodwill balance as of December 31, 2011	$25,208
Impairment of goodwill	(22,951)
Effect of foreign currency translation	159

Goodwill balance as of December 31, 2012	2,416
Effect of foreign currency translation	—

Goodwill balance as of December 31, 2013	$2,416